UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-22058
Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Dividend Growth Fund (JTD)
March 31, 2008

Shares	Description (1)	Value

	Common Stocks – 83.7% (71.6% of Total Investments)

	Aerospace & Defense – 2.6%

105,563	Raytheon Company	$6,820,425

	Beverages – 2.7%

110,455	Coca-Cola Company	6,723,396

	Commercial Banks – 7.1%

162,633	Bank of America Corporation	6,165,417
116,818	Cullen/Frost Bankers, Inc.	6,196,027
187,709	U.S. Bancorp	6,074,263

	Total Commercial Banks	18,435,707

	Commercial Services & Supplies – 2.4%

183,765	Waste Management, Inc.	6,167,153

	Communications Equipment – 5.1%

219,795	Nokia Oyj, Sponsored ADR	6,996,075
156,400	QUALCOMM Inc.	6,412,400

	Total Communications Equipment	13,408,475

	Diversified Telecommunication Services – 5.0%

180,103	AT&T Inc.	6,897,945
70,800	Telefonica SA	6,124,893

	Total Diversified Telecommunication Services	13,022,838

	Electric Utilities – 7.1%

76,752	Exelon Corporation	6,237,635
98,114	FPL Group Inc.	6,155,672
133,555	PPL Corporation	6,132,846

	Total Electric Utilities	18,526,153

	Electrical Equipment – 2.6%

132,341	Emerson Electric Co.	6,810,268

	Gas Utilities – 2.6%

114,007	Equitable Resources Inc.	6,715,012

	Health Care Equipment & Supplies – 2.5%

77,140	Becton, Dickinson and Company	6,622,469

	Hotels Restaurants & Leisure – 2.6%

180,924	YUM! Brands, Inc.	6,732,182

	Household Products – 2.4%

89,550	Procter & Gamble Company	6,274,769

	Industrial Conglomerates – 2.6%

184,423	General Electric Company	6,825,495

	Insurance – 4.8%

340,141	Fidelity National Title Group Inc., Class A	6,234,785
164,920	Manulife Financial Corporation	6,263,662

	Total Insurance	12,498,447

	IT Services – 2.7%

203,058	Paychex, Inc.	6,956,767

	Machinery – 2.4%

137,093	PACCAR Inc.	6,169,185

	Media – 2.0%

392,488	Pearson Public Limited Company	5,329,987

	Metals & Mining – 2.5%

63,602	Southern Copper Corporation	6,603,796

	Oil, Gas, & Consumable Fuels – 4.8%

73,551	Chevron Corporation	6,278,313
90,943	Royal Dutch Shell PLC, Class A	6,273,248

	Total Oil, Gas, & Consumable Fuels	12,551,561

	Pharmaceuticals – 5.3%

126,459	Abbott Laboratories	6,974,214
134,284	Eli Lilly and Company	6,927,712

	Total Pharmaceuticals	13,901,926

	Semiconductors & Equipment – 2.6%

205,274	Microchip Technology Incorporated	6,718,617

	Thrifts & Mortgage Finance – 4.7%

349,923	Hudson City Bancorp, Inc.	6,186,639
339,398	New York Community Bancorp, Inc.	6,183,832

	Total Thrifts & Mortgage Finance	12,370,471

	Tobacco – 4.6%

84,504	Loews Corp – Carolina Group	6,130,765
116,334	Philip Morris International, (3)	5,884,174

	Total Tobacco	12,014,939

	Total Common Stocks (cost $218,790,950)	218,200,038

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 23.2% (19.8% of Total Investments)

	Automobiles – 0.3%

30,900	Daimler Finance NA LLC, Structured Asset Trust Unit Repackaging, Series DCX	7.000%		A3	$717,343

	Capital Markets – 1.6%

25,000	Deutsche Bank Capital Funding Trust IX	6.625%		Aa3	574,500
74,500	Goldman Sachs Group Inc.	6.200%		A	1,778,315
75,000	Lehman Brothers Holdings	7.950%		A-	1,547,250
12,500	Morgan Stanley Capital Trust VII	6.600%		A1	267,500

	Total Capital Markets				4,167,565

	Commercial Banks – 6.8%

75,000	Banco Santander Finance	6.800%		Aa3	1,668,750
50,000	Banco Santander Finance	6.500%		A	1,062,500
25,000	Bank of America Corporation, Series D	6.204%		Aa3	543,500
1,000,000	Bank of America Corporation	8.000%		Aa3	1,002,890
20,000	Bank of America Corporation	6.625%		Aa3	452,000
50,000	Barclays Bank PLC	7.100%		Aa3	1,210,000
52,300	Barclays Bank PLC	6.625%		Aa3	1,241,079
60,000	Credit Suisse Guernsey	7.900%		Aa3	1,511,250
23,200	Fleet Capital Trust VIII	7.200%		Aa2	556,800
15,200	HSBC Holdings PLC	6.200%		A1	330,448
55,200	HSBC USA Inc.	6.500%		A	1,242,000
50,000	PNC Capital Trust	7.750%		A2	1,228,750
50,000	Royal Bank of Scotland Group PLC, Series T	7.250%		Aa3	1,223,500
50,000	Royal Bank of Scotland Group PLC	6.600%		Aa3	1,115,000
7,000	USB Capital Trust XI	6.600%		Aa3	159,530
50,000	Wachovia Corporation	8.000%		A	1,234,250
500,000	Wachovia Corporation	7.980%		A	492,767
2,500	Wells Fargo Capital Trust V	7.000%		Aa2	60,175
45,000	Wells Fargo Capital Trust XII	7.875%		Aa2	1,139,625

	Total Commercial Banks				17,474,814

	Consumer Finance – 0.5%

16,700	HSBC Finance Corporation	6.360%		A	360,720
38,900	MBNA Corporation, Capital Trust D	8.125%		Aa2	966,665

	Total Consumer Finance				1,327,385

	Diversified Financial Services – 1.7%

50,000	CitiGroup Capital Trust XIX	7.250%		A1	1,149,000
75,000	Citigroup Inc., Series M	8.125%		A	1,804,687
25,000	ING Group N.V.	7.200%		A1	602,000
35,000	ING Group N.V.	7.050%		A	820,750
2,000	JPMorgan Chase Capital Trust X	7.000%		Aa3	49,400

	Total Diversified Financial Services				4,425,837

	Electric Utilities – 3.7%

70,000	Alabama Power Company	5.625%		BBB+	1,715,000
50,000	American Electric Power	8.750%		Baa3	1,263,750
1,400	Consolidated Edison Company of New York Inc.	5.000%		A3	126,980
5,700	DTE Energy Trust I	7.800%		Baa3	144,894
3,000	Entergy Louisiana LLC	7.600%		A-	75,660
19,800	FPC Capital I	7.100%		Baa2	488,466
50,000	FPL Group Capital Inc.	7.450%		A3	1,291,500
57,558	PPL Capital Funding, Inc.	6.850%		Baa2	1,400,386
50,000	PPL Electric Utilities Corporation	6.250%		BBB	1,218,750
10,000	Southern California Edison Company, Series C	6.000%		Baa2	1,000,313
300	Virginia Power Capital Trust	7.375%		BBB	7,551
40,000	Xcel Energy Inc.	7.600%		Baa2	994,500

	Total Electric Utilities				9,727,750

	Insurance – 1.5%

53,600	Ace Ltd., Series C	7.800%		BBB	1,326,064
10,000	Aegon N.V.	6.875%		A-	225,100
4,700	Aegon N.V.	6.375%		A-	95,410
25,000	American International Group	7.700%		Aa3	623,000
21,800	Arch Capital Group Limited	8.000%		BBB-	556,336
12,100	Endurance Specialty Holdings Limited	7.750%		BBB-	284,471
1,300	MetLife Inc., Series A	4.000%		Baa1	26,000
17,625	Phoenix Companies Inc.	7.450%		BBB-	352,324
23,900	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	452,905

	Total Insurance				3,941,610

	Media – 0.8%

50,000	Comcast Corporation	7.000%		BBB+	1,177,500
38,700	Viacom Inc.	6.850%		BBB	900,549

	Total Media				2,078,049

	Oil, Gas, & Consumable Fuels – 0.4%

11,000	Devon Energy Corporation, Series A	6.490%		Baa3	1,113,063

	Real Estate/Mortgage – 0.8%

50,000	Kimco Realty Corporation, Series G	7.750%		BBB+	1,191,250
40,000	Wachovia Preferred Funding Corporation	7.250%		A2	947,200

	Total Real Estate/Mortgage				2,138,450

	Thrifts & Mortgage Finance – 2.3%

75,000	Federal Home Loan Mortgage Corporation, Notes	5.570%		AA-	1,432,500
48,265	Federal Home Loan Mortgage Corporation	5.660%		AA-	950,338
25,000	Federal Home Loan Mortgage Corporation	5.100%		AA-	818,750
25,000	Federal Home Loan Mortgage Corporation	5.000%		AA-	850,000
75,000	Federal Home Loan Mortgage Corporation	0.000%		AA-	1,830,000

	Total Thrifts & Mortgage Finance				5,881,588

	U.S. Agency – 2.5%

32,900	Federal National Mortgage Association	7.625%		AA-	783,431
40,000	Federal National Mortgage Association	6.750%		AA-	902,400
25,000	Federal National Mortgage Association	5.810%		AA-	994,000
25,000	Federal National Mortgage Association	5.380%		AA-	935,000
125,000	Federal National Mortgage Association	0.000%		AA-	3,006,250

	Total U.S. Agency				6,621,081

	Wireless Telecommunication Services – 0.3%

25,600	Telephone and Data Systems Inc.	7.600%		BBB-	534,016
11,800	United States Cellular Corporation	8.750%		A-	295,118

	Total Wireless Telecommunication Services				829,134

	Total $25 Par (or similar) Preferred Securities (cost $63,949,022)				60,443,669

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 0.0% (0.0% of Total Investments)

	Airlines – 0.0%

$8	Continental Airlines	6.541%	9/15/09	B	$7,954

$8	Total Corporate Bonds (cost $7,796)				7,954

Shares	Description (1)				Value

	Investment Companies – 0.3% (0.2% of Total Investments)

50,000	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$742,000

	Total Investment Companies (cost $826,500)				742,000

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 9.8% (8.4% of Total Investments)

$25,491	Repurchase Agreement with State Street Bank, dated 3/31/08, repurchase price $25,492,112, collateralized by $22,275,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $25,796,415 and $200,000 U.S. Treasury Bonds, 4.375% due 2/15/38, value $205,500	1.100%	4/01/08		$25,491,333

	Total Short-Term Investments (cost $25,491,333)				25,491,333

	Total Investments (cost $309,065,601) – 117.0%				304,884,994

		Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value

	Call Options Written (0.8)%

(130)	S&P 500 Index	$(16,900,000)	4/19/08	$1,300	$(562,250)
(130)	S&P 500 Index	(17,550,000)	4/19/08	1,350	(204,100)
(130)	S&P 500 Index	(16,900,000)	5/17/08	1,300	(778,050)
(130)	S&P 500 Index	(17,225,000)	5/17/08	1,325	(581,750)

(520)	Total Call Options Written (premiums received $2,464,540)	(68,575,000)			(2,126,150)

	Other Assets Less Liabilities – (2.4)%				(6,065,168)

	Fund Preferred Shares, at Liquidation Value – (13.8)% (5)				(36,000,000)

	Net Assets Applicable to Common Shares – 100%				$260,693,676

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Non-income producing.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price by 100.

(5)	Fund Preferred Shares, at Liquidation Value as of percentage of total investment is (11.8)%.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$279,672,941	$25,212,053	$-	$304,884,994
Call options written	(2,126,150)	-	-	(2,126,150)

Total	$277,546,791	$25,212,053	$-	$302,758,844

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At March 31, 2008, the cost of investments was $309,065,601
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2008, were as follows:

Gross unrealized:
Appreciation	$10,283,416
Depreciation	(14,464,023)

Net unrealized appreciation (depreciation) of investments	$(4,180,607)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2008

*	Print the name and title of each signing officer under his or her signature.